Borrowings (Details 2) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings	$ 14,721	$ 19,989	$ 24,702
Less than one year member | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	184	19,989
From one to two years member | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 14,537